MANAGEMENT AGREEMENT	12 Months Ended
Dec. 31, 2013
MANAGEMENT AGREEMENT [Abstract]
MANAGEMENT AGREEMENT

NOTE 10 - MANAGEMENT AGREEMENT

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The  Company is the manager of a tax  partnership  known as Three Forks No 1 LLC and as manager  receives a fee in the amount of $16,000  per month.  The Company owns no interest  in the LLC but does own a 11% working  interest in the Farmout property as more fully described in Note 1. For the year ended December 31, 2013 and for the period March 28, 2012  (inception)  through  December 31, 2012,  the

Company  reported  management  fee  income  in the  amount of  $160,000  and $0,

respectively.